Other Financial Liabilities (debt) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Categories of non-current financial liabilities [abstract]
Debt issuance costs	$ (4,126)	$ (3,803)
Sociedad Minera El Brocal S.A.A. [Member]
Categories of non-current financial liabilities [abstract]
Senior unsecured credit facility (a)	1,030,000	1,280,000
Debt issuance costs	(7,190)	(11,512)
Total Debt	$ 1,022,810	$ 1,268,488	$ 1,996,004